SCHEDULE OF BREAK-DOWN OF REVENUE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 25,051,359	$ 16,574,921	$ 5,236,436
Energy saving services income [member]
IfrsStatementLineItems [Line Items]
Revenue	7,887,455	5,077,844	5,236,436
Consultancy fee income [member]
IfrsStatementLineItems [Line Items]
Revenue		3,000,000
Construction Income [member]
IfrsStatementLineItems [Line Items]
Revenue	5,418,194	8,497,077
Construction Income [member] | Macau, Patacas
IfrsStatementLineItems [Line Items]
Revenue	$ 11,745,710